KANSAS CITY LIFE INSURANCE COMPANY
Kansas City Life Variable Life Separate Account
Kansas City Life Variable Annuity Separate Account
Supplement dated May 20, 2026 to the Prospectuses, Initial Summary Prospectuses, and Updating Summary Prospectuses dated May 1, 2026 for the
Century II Variable Annuity Contract
Century II Affinity Variable Annuity Contract
Century II Freedom Variable Annuity Contract
Century II Single Premium Affinity Variable Annuity Contract
Century II Variable Universal Life Insurance Contract
Century II Alliance Variable Universal Life Insurance Contract
Century II Survivorship Variable Universal Life Insurance Contract
Century II Heritage Survivorship Variable Universal Life Insurance Contract
Century II Accumulator Variable Universal Life Insurance Contract

Effective May 1, 2026, the Prospectuses, Initial Summary Prospectuses, and Updating Summary Prospectuses for the Contracts are amended as follows:
In Appendix A:
“Franklin Templeton Variable Insurance Products Trust, Templeton Developing Markets VIP Fund – Class 2” has changed to “Franklin Templeton Variable Insurance Products Trust, Templeton Emerging Markets VIP Fund – Class 2”
“LVIP American Century Disciplined Core Value Fund – Standard Class II” has changed to “LVIP Avantis Large Cap Value Fund – Standard Class II”

THIS SUPPLEMENT SHOULD BE READ CAREFULLY TOGETHER WITH THE PROSPECTUS, INITIAL SUMMARY PROSPECTUS, OR UPDATING SUMMARY PROSPECTUS. BOTH DOCUMENTS SHOULD BE KEPT TOGETHER FOR FUTURE REFERENCE.